Financial Debt - Sensitivity analysis (Details) - Recoverable Cash Advances [member] € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Discount rate, measurement input [member]
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Revenue Projections [member]
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Fair value | Discount rate, measurement input [member]
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%
Fair value | Revenue Projections [member]
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%
-25% revenue | Fair value | Revenue Projections [member]
Sensitivity analysis recoverable cash advances
(25%) variation of revenue projections	€ 9,035
0% variation of revenue projections	8,126
25% variation of revenue projections	7,352
+0% revenue | Fair value | Revenue Projections [member]
Sensitivity analysis recoverable cash advances
(25%) variation of revenue projections	9,457
0% variation of revenue projections	8,609
25% variation of revenue projections	7,872
+25% revenue | Fair value | Revenue Projections [member]
Sensitivity analysis recoverable cash advances
(25%) variation of revenue projections	9,735
0% variation of revenue projections	8,933
25% variation of revenue projections	€ 8,230